PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Buildings	$27,161,241	$28,128,416
Machinery and equipment	5,848,505	7,524,170
Office equipment and furniture	1,042,408	1,296,201
Automobiles	837,276	754,764
Leasehold improvements	44,384,670	41,095,980
Construction-in-progress (“CIP”)	-	597,594
Total	79,274,100	79,397,125
Less: Accumulated depreciation	(10,530,744)	(9,214,249)
Impairment of fixed assets	(295,744)	(306,837)
Property, plant and equipment, net	$68,447,612	$69,876,039

SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES

As of June 30, 2022, future minimum capital expenditures on the Company’s construction-in-progress projects are estimated as follows:

	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2023	$297,931	$15,071	$313,002

	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2023	$290,003	$15,071	$305,074